Fair Value Measurements - Changes in level 3 recurring fair value measurements, liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 09, 2022	Dec. 31, 2020
Liabilities:
Fair Value Beginning of Period	$ 7,803	$ 17,203		$ 18,583
Net Realized and Unrealized (Gains) Losses Included in Income	(9,518)	24
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	118	(1,332)
Fair Value End of Period	7,803	17,203
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	10,358	3,710
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Derivative liabilities, net:
Gross Transfers Out		(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(3,423)	(1,505)
Collateralized Debt Obligations | AIG Special Purposes Entities | Total derivatives with related parties | Corebridge
Derivative liabilities, net:
Noncontrolling interest ownership percentage			100.00%
Bonds available for sale
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(2,960)	(1,504)
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(11)	(260)
Bonds available for sale | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(516)	(249)
Bonds available for sale | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(434)	(46)
Bonds available for sale | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(306)	(100)
Bonds available for sale | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(1,673)	(849)
Bonds available for sale | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(20)	0
Other bond securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(283)	0
Other bond securities | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(205)	0
Other bond securities | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Other bond securities | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Other bond securities | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(78)	0
Other bond securities | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Equity securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	(1)
Other Invested Assets
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(180)	0
Policyholder contract deposits
Liabilities:
Fair Value Beginning of Period	7,119	9,694		10,038
Net Realized and Unrealized (Gains) Losses Included in Income	(3,602)	(769)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	1,027	479
Gross Transfers In	0	0
Gross Transfers Out	0	(54)
Other	0	0
Fair Value End of Period	7,119	9,694
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	3,857	1,860
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Derivative liabilities, net
Liabilities:
Net Realized and Unrealized (Gains) Losses Included in Income	432	(73)
Purchases, Sales, Issuances and Settlements, Net	(546)	(224)
Derivative liabilities, net:
Fair Value Beginning of Period	(470)	(155)
Net Realized and Unrealized (Gains) Losses Included in Income	432	(73)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(546)	(224)
Gross Transfers In	0	(71)
Gross Transfers Out	0	53
Other	0	0
Fair Value End of Period	(584)	(470)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(187)	80
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Interest rate contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	1	0
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(304)	0
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	(303)	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Foreign exchange contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	(1)	0
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	1	0
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Equity contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(457)	(146)
Net Realized and Unrealized (Gains) Losses Included in Income	494	(22)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(304)	(271)
Gross Transfers In	0	(71)
Gross Transfers Out	0	53
Other	0	0
Fair Value End of Period	(267)	(457)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(249)	19
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Credit contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(1)	(2)
Net Realized and Unrealized (Gains) Losses Included in Income	1	11
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(10)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	0	(1)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(12)	(7)
Net Realized and Unrealized (Gains) Losses Included in Income	(63)	(62)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	61	57
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	(14)	(12)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	63	63
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Fortitude Re funds withheld payable
Liabilities:
Fair Value Beginning of Period	1,262	7,974		7,749
Net Realized and Unrealized (Gains) Losses Included in Income	(6,348)	687
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(364)	(462)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	1,262	7,974
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	6,689	1,766
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Debt of consolidated investment entities
Liabilities:
Fair Value Beginning of Period	6	5		$ 951
Net Realized and Unrealized (Gains) Losses Included in Income	0	(179)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	1	(1,125)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	6	5
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	4
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	$ 0	$ 0